UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY TECHNOLOGY FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 100.0%
CONSUMER DISCRETIONARY — 5.3%
Internet & Catalog Retail — 2.8%
29,181	eBay Inc.*	$2,285,748
Specialty Retail — 2.5%
32,185	CDW Corp.	2,069,496
	TOTAL CONSUMER DISCRETIONARY	4,355,244
INDUSTRIALS — 3.7%

Commercial Services & Supplies — 3.7%
24,757	Automatic Data Processing, Inc.	1,039,299
21,512	DST Systems, Inc.*	980,087
23,088	First Data Corp.	1,029,956
	TOTAL INDUSTRIALS	3,049,342
INFORMATION TECHNOLOGY — 91.0%
Communications Equipment — 16.0%
322,048	Cisco Systems, Inc.*	6,717,921
115,380	Comverse Technology, Inc.*	1,968,383
109,466	Motorola, Inc.	1,743,793
121,123	Nokia Oyj, Sponsored ADR	1,407,449
20,146	QUALCOMM Inc.	1,391,686
		13,229,232
Computers & Peripherals — 26.4%
91,875	Apple Computer, Inc.*	2,971,238
30,043	Dell Inc.*	1,065,625
261,258	EMC Corp.*	2,866,000
234,583	Hewlett-Packard Co.	4,726,847
50,331	International Business Machines Corp.	4,382,320
30,646	Lexmark International, Inc.*	2,712,171
99,379	NVIDIA Corp.*	1,530,437
388,881	Sun Microsystems, Inc.*	1,536,080
		21,790,718
Electronic Equipment & Instruments — 3.3%
47,439	Molex Inc.	1,373,833
183,333	Sanmina-SCI Corp.*	1,345,664
		2,719,497
Internet Software & Services — 2.0%
62,090	IAC/InterActiveCorp*	1,695,057
IT Consulting & Services — 2.5%
82,675	Accenture Ltd., Class A Shares*	2,036,285
Semiconductor Equipment & Products — 16.4%
19,903	Analog Devices, Inc.	790,149
85,319	Applied Materials, Inc.*	1,447,863
321,117	Intel Corp.	7,828,832
19,099	KLA-Tencor Corp.*	787,070
56,553	Linear Technology Corp.	2,211,222
9,292	Maxim Integrated Products, Inc.	446,945
		13,512,081

See Notes to Schedule of Investments.

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SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 24.4%
106,598	Amdocs Ltd.*	$2,313,177
125,065	Computer Associates International, Inc.	3,156,641
372,104	Microsoft Corp.	10,590,080
270,421	Oracle Corp.*	2,842,125
148,332	Siebel Systems, Inc.*	1,195,556
		20,097,579
	TOTAL INFORMATION TECHNOLOGY	75,080,449
	TOTAL INVESTMENTS — 100.0% (Cost — $83,070,055**)	$82,485,035
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Technology Fund (“Fund”), a separate investment fund of the Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; and (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

2.	Concentration of Risk

The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/S/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004